Investment Securities - Summary of Available for Sale Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Investment securities available-for-sale, Amortized Cost	$ 33,632	$ 47,532
Investment securities available-for-sale, Gross Unrealized Gains	1,417	1,081
Investment securities available-for-sale, Gross Unrealized Losses	117	634
Investment securities available-for-sale, Estimated Fair Value	34,932	47,979
US Treasury Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Investment securities available-for-sale, Amortized Cost	1,501
Investment securities available-for-sale, Estimated Fair Value	1,501
Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Investment securities available-for-sale, Amortized Cost	27,723	33,123
Investment securities available-for-sale, Gross Unrealized Gains	1,138	1,022
Investment securities available-for-sale, Gross Unrealized Losses	111	403
Investment securities available-for-sale, Estimated Fair Value	28,750	33,742
Municipal Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Investment securities available-for-sale, Amortized Cost	4,408	4,409
Investment securities available-for-sale, Gross Unrealized Gains	279	59
Investment securities available-for-sale, Gross Unrealized Losses	6	198
Investment securities available-for-sale, Estimated Fair Value	4,681	4,270
Mutual Fund [Member]
Schedule of Available-for-sale Securities [Line Items]
Investment securities available-for-sale, Amortized Cost		10,000
Investment securities available-for-sale, Gross Unrealized Losses		33
Investment securities available-for-sale, Estimated Fair Value		$ 9,967